Share-Based Compensation - Number of Awards Outstanding (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Ending balance	1,908
Exercisable	695
Beginning balance	5,161	6,331
Granted	1,373	1,379
Exercised	(2,024)	(2,251)
Forfeited	(414)	(298)
Ending balance	4,096	5,161
Exercisable	695	593
Beginning balance	$ 65.11	$ 54.06
Granted	102	88.78
Exercised	49.1	44.6
Forfeited	85.75	77.67
Ending balance	78.06	65.11
Exercisable	$ 69.05	$ 56.46
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,614	2,125
Granted	668	580
Exercised	(736)	(940)
Forfeited	(156)	(151)
Ending balance	1,390	1,614
Exercisable	0
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	949	745
Granted	321	286
Exercised	(395)	0
Forfeited	(77)	(82)
Ending balance	798	949
Exercisable	0
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	2,598	3,461
Granted	384	513
Exercised	(893)	(1,311)
Forfeited	(181)	(65)
Ending balance	1,908	2,598
Exercisable	695	593